Capital - Summary of Dividend Declared and Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Dividends Declared And Paid [Abstract]
Dividends declared per common share	$ 0.655	$ 0.595	$ 1.31	$ 1.19
Dividends declared	$ 284	$ 269	$ 576	$ 536
Dividends reinvested	(9)	(9)	(21)	(17)
Dividends paid	$ 275	$ 260	$ 555	$ 519